Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	F-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	NCL CORP Ltd.
Entity Central Index Key	0001318742